Current Receivables	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Current Receivables
CURRENT RECEIVABLES
Current receivables are comprised of the following at December 31:

	2017	2016
Customer receivables	$4,700	$1,700
Related parties	801	392
Other	844	658
Total current receivables	6,345	2,750
Less: Allowance for doubtful accounts	(330)	(186)
Total current receivables, net	$6,015	$2,564

Customer receivables are recorded at the invoiced amount. The "Other" category primarily consists of advance payments to suppliers, indirect taxes and other tax receivables.